Business Combination	12 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combination

3. Business Combination

On May 12, 2021, SugarMade, Inc. entered into an Agreement and Plan of Merger, as amended (the “Merger Agreement”) by and between Lemon Glow Corporation, a California corporation (“Lemon Glow”), Carnaby Spot Bay Corp, a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and Ryan Santiago (the “Shareholder Representative”), pursuant to which, on May 25, 2021 and upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub merged with and into Lemon Glow, with Lemon Glow being the surviving corporation (the “Merger”). As a result of the Merger, Lemon Glow became a wholly-owned subsidiary of the Company.

Acquisition Consideration

The following table summarizes the fair value of purchase price consideration to acquire Lemon Glow (In US $000’s):

Purchase Consideration Summary
In US $000’s		Fair Value

Cash Consideration	(1)	$4,256

Equity Consideration	(2)	$7,450

Interest-Bearing Debt Assumed		$2,043
Total Purchase Consideration		$13,749

Notes:

(1)	The cash consideration consists of $280,000 in cash and $3,976,000 in promissory notes with 5% simple interest.
(2)	The equity consideration consists of 660,571,429 shares of Common stock and 2,000,000 shares of Series B Preferred stock.

Purchase Price Allocation

The following is an allocation of purchase price as of the May 25, 2021 acquisition closing date based upon an estimate of the fair value of the assets acquired and the liabilities assumed by the Company in the acquisition (in thousands):

Allocation Summary
In US $000’s		Fair Value
Assets Acquired		$6
Property, Plant & Equipment	(3)	$2,348
Total Tangible Asset Allocation		$2,354

Cannabis Cultivation License		$10,637
Total Identifiable Intangible Assets		$10,637

Assembled Workforce		$275
Goodwill (Excluding Assembled Workforce)		$483
Total Economic Goodwill		$758

Purchase Consideration to be Allocated		$13,749

Notes:

(3)	The value of the land is excluded in the calculation of depreciation.

Assumptions in the Allocations of Purchase Price

Management prepared the purchase price allocations for Lemon Glow relied upon reports of a third party valuation expert to calculate the fair value of certain acquired assets, which primarily included identifiable intangible assets, and property and equipment.

Estimates of fair value require management to make significant estimates and assumptions. The goodwill recognized is attributable primarily to the acquired workforce, and other benefits that the Company believes will result from integrating the operations of the Lemon Glow with the operations of Sugarmade. Certain liabilities included in the purchase price allocations are based on management’s best estimates of the amounts to be paid or settled and based on information available at the time the purchase price allocations were prepared.

The fair value of the identified intangible assets acquired from the Lemon Glow was estimated using an income approach. Under the income approach, an intangible asset’s fair value is equal to the present value of future economic benefits to be derived from ownership of the asset. Indications of value are developed by discounting future net cash flows to their present value at market-based rates of return. More specifically, the fair value of the cannabis cultivation license was determined using the MPEEM method. MPEEM is an income approach to fair value measurement attributable to a specific intangible asset being valued from the asset grouping’s overall cash-flow stream. MPEEM isolates the expected future discounted cash-flow stream to its net present value. Significant factors considered in the calculation of the cannabis cultivation license intangible assets were the risks inherent in the development process, including the likelihood of government regulation and market acceptance.

In connection with the acquisition of Lemon Glow, the Company has assumed certain operating liabilities which are included in the respective purchase price allocations above.

Goodwill recorded in connection with Lemon Glow was approximately $757,648. The Company does not expect to deduct any of the acquired goodwill for tax purposes.

Proforma Combined Financial Information

The following table presents unaudited pro forma combined financial information for each of the periods presented, as if the acquisitions of Lemon Glow had occurred at March 31, 2021 and June 30, 2020:

Unaudited Pro Forma Condensed Combined Balance Sheets

As of March 31, 2021

	Lemon Glow Company	Sugarmade Inc.	Pro Forma Merger Adjustment		Pro Forma Combined
Assets
Current assets:
Cash	18,211	269,885	280,000	a	568,096
Accounts receivable, net	-	75,040	-		75,040
Inventory, net	-	692,460	-		692,460
Loan receivables, current	-	-	-		-
Loan receivables - related party, current	-	208,931	-		208,931
Other current assets	-	1,066,597	-		1,066,597
Right of use asset, current	-	237,556	-		237,556
Total current assets	18,211	2,550,469	280,000		2,848,680
Noncurrent assets:
Machinery and Equipment, net	87,645	390,189	-		477,834
Land Improvements, net	341,681	-	-		341,681
Estate Property - Land	1,922,376	-	-		1,922,376
Intangible asset, net	-	14,578	10,572,600	e	10,587,178
Goodwill			573,000	f	573,000
Other assets	-	-	-		-
Loan receivables - related party, noncurrent	-	196,000	-		196,000
Right of use asset, noncurrent	-	549,261	-		549,261
Investment to Indigo Dye	-	564,819	-		564,819
Total noncurrent assets	2,351,702	1,714,847	11,145,600		15,212,149
Total assets	2,369,913	4,265,316	11,425,600		18,060,829

Liabilities and Stockholders’ Equity (Deficiency)
Current liabilities:
Note payable due to bank	-	25,982	-		25,982
Accounts payable and accrued liabilities	85,157	1,753,855	-		1,839,012
Customer deposits	400,000	660,268	-		1,060,268
Customer overpayment	-	53,183	-		53,183
Unearned revenue	-	9,379	-		9,379
Other payables	-	812,069	-		812,069
Accrued interest	3,500	515,767	-		519,267
Accrued compensation and personnel related payables	-	-	-		-
Notes payable - Current	-	20,000	-		20,000
Notes payable - Related Parties, Current	-	15,427	-		15,427
Lease liability - Current	-	231,305	-		231,305
Loans payable - Current	113,891	350,221	-		464,112
Loan payable - Related Parties, Current	-	238,150	-		238,150
Convertible notes payable, Net, Current	-	1,982,902	-		1,982,902
Derivative liabilities, net	-	2,723,899	-		2,723,899
Due to related parties	4,244	-	-		4,244
Warrants liabilities	-	24,216	-		24,216
Shares to be issued	-	136,577	-		136,577
Total current liabilities	606,792	9,553,200	-		10,159,992
Non-current liabilities:
Note Payable	1,381,593	-	3,976,000	b	5,357,593
Loans payable	54,408	366,495	-		420,903
Lease liability	-	591,116	-		591,116
Total liabilities	2,042,793	10,510,811	3,976,000		16,529,604

Stockholders’ equity (deficiency):
Preferred stock, $0.001 par value, 10,000,000 shares authorized 1,541,500 shares issued outstanding at March 31, 2021		1,542	5,600	d	7,142
Common stock, $0.001 par value, 10,000,000,000 shares authorized, 4,718,104,197 shares issued and outstanding at March 31, 2021	394,773	4,718,105	660,571	c	5,773,449
Additional paid-in capital		63,095,927	6,783,429	cd	69,879,356
Share to be issued, Preferred stock		(1)			(1)
Common Stock Subscribed		236,008			236,008
Accumulated deficit	(67,653)	(74,350,923)	-		(74,418,576)
Total stockholders’ deficiency	327,120	(6,299,342)	7,449,600		1,477,378
Non-Controlling Interest	-	53,847	-		53,847
Total stockholders’ equity (deficiency)	327,120	(6,245,495)	7,449,600		1,531,225
Total liabilities and stockholders’ equity (deficiency)	2,369,913	4,265,316	11,425,600		18,060,829

The accompanying notes are an integral part of these condensed consolidated financial statements

Unaudited Pro Forma Condensed Combined Statements of Operations

For the Nine Months Ended March 31, 2021

	Lemon Glow Company	Sugarmade Inc.	Pro Forma Merger Adjustment	Pro Forma Combined
Revenues, net	$-	$2,851,822	$-	$2,851,822
Cost of goods sold	-	1,502,247	-	1,502,247
Gross profit	-	1,349,575	-	1,349,575

Selling, general and administrative expenses	11,256	1,446,038	-	1,457,294
Advertising and Promotion Expense	-	378,068	-	378,068
Marketing and Research Expense	-	364,580	-	364,580
Professional Expense	4,136	756,444	-	760,580
Salaries and Wages	7,080	368,616	-	375,696
Stock Compensation Expense	-	82,250	-	82,250
Loss from operations	(22,472)	(2,046,421)	-	(2,068,893)

Non-operating income (expense):
Other income	-	5,099	-	5,099
Gain in loss of control of VIE	-	313,928	-	313,928
Interest expense	(45,181)	(1,920,660)	-	(1,965,841)
Bad debts	-	(133,235)	-	(133,235)
Change in fair value of derivative liabilities	-	506,559	-	506,559
Warrant Expense	-	55,695	-	55,695
Loss on notes conversion	-	-	-	-
Loss on settlement	-	(80,000)	-	(80,000)
Gain on asset disposal	-	-	-	-
Amortization of debt discount	-	(2,605,144)	-	(2,605,144)
Debt forgiveness	-	-	-	-
Other expenses	-	(55,054)	-	(55,054)
Total non-operating expenses, net	(45,181)	(3,912,812)	-	(3,957,993)
Equity Method Investment Loss	-	(2,114)	-
Net loss	$(67,653)	$(5,961,347)	$-

Less: net loss attributable to the noncontrolling interest	$-	$(48,756)	$-	(48,756)
Net loss attributable to SugarMade Inc.	$(67,653)	$(5,912,591)	$-	$(48,756)

Basic net income (loss) per share	$-	$(0.00)	$-	$(0.00)
Diluted net income (loss) per share	$-	$(0.00)	$-	$(0.00)

Basic and diluted weighted average common shares outstanding *	0	3,247,070,176	0	3,247,070,176

*	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share

The accompanying notes are an integral part of these condensed consolidated financial statements

Unaudited Pro Forma Condensed Combined Statements of Operations

As of June 30, 2020

	Lemon Glow Company	Sugarmade Inc.	Pro Forma Merger Adjustment	Pro Forma Combined

Revenues, net	$-	$4,354,102	$-	$4,354,102

Cost of goods sold	-	2,851,940	-	2,851,940

Gross profit	-	1,502,162	-	1,502,161.64

Selling, general and administrative expenses	-	13,620,529	-	13,620,529

Loss from operations	-	(12,118,367)	-	(12,118,367)

Non-operating income (expense):
Other income	-	3,064	-	3,064
Interest expense	-	(1,613,044)	-	(1,613,044)
Bad debts	-	(240,157)	-	(240,157)
Change in fair value of derivative liabilities	-	(1,442,295)	-	(1,442,295)
Warrant Expense	-	(119,526)	-	(119,526)
Gain on debt conversion	-	(184,626)	-	(184,626)
Loss on settlement	-	(393,135)	-	(393,135)
Loss on asset disposal	-	(119,044)	-	(119,044)
Amortization of debt discount	-	(3,823,500)	-	(3,823,500)
Debt forgiveness	-	590,226	-	590,226
Miscellaneous	-	(7,201)	-	(7,201)
Impairment Loss	-	(2,066,958)	-	(2,066,958)
Other expenses	-	-	-	-

Total non-operating expenses, net	-	(9,416,195)	-	(9,416,195)

Net loss	$-	$(21,534,562)	$-	$(21,534,562)

Less: net loss attributable to the noncontrolling interest	-	(195,416)	-	(195,416)

Net loss attributable to SugarMade Inc.	$-	$(21,339,146)	$-	$(21,339,146)

Basic net income (loss) per share	$-	$(0.02)	$-	$(0.02)
Diluted net income (loss) per share	$-	$(0.02)	$-	$(0.02)

Basic and diluted weighted average common shares outstanding *	0	958,183,933	0	958,183,933

*	Shares issuable upon conversion of convertible debts and exercising of warrants were excluded in calculating diluted loss per share

The accompanying notes are an integral part of these condensed consolidated financial statements

The pro forma combined financial information is presented for illustrative purposes only and is not necessarily indicative of the consolidated results of operations of the consolidated business had the acquisitions actually occurred at the beginning of fiscal year 2020 or of the results of future operations of the consolidated business. The unaudited pro forma financial information does not reflect any operating efficiencies and cost saving that may be realized from the integration of the acquisitions in the Company’s consolidated statements of operations.